HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

THE ADVISORS' INNER CIRCLE FUND II

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

(THE  “FUND”)

SUPPLEMENT DATED FEBRUARY 12, 2014

TO THE

INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")

AND

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"),

EACH DATED MAY 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED

IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

AND SAI.

Effective February 12, 2014, Fund investments of $1,000,000 or more redeemed within 18 months of purchase may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. Accordingly, the Prospectus and SAI are revised as follows:

1.	Under the heading "Shareholder Fees (fees paid directly from your investment)" in the "Fund Fees and Expenses" sections of the Fund Summary sections of the Prospectus, the "Class A Shares" column is hereby deleted and replaced with the following:

Shareholder Fees (USD $)		HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	Contingent deferred sales charge (CDSC) on certain investments of $1,000,000 or more redeemed within 18 months of purchase.

2.	In the "Sales Charges" section of the Prospectus, the third sentence under the subsection entitled "Contingent Deferred Sales Charges (CDSC) - Class A Shares" on page 58 is hereby deleted and replaced with the following:

If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of up to 0.75% on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request.

3.	In the "Distributor" section of the SAI, the existing footnote references in the table under the heading "Dealer Reallowances" on page 54 are hereby deleted and replaced with a reference to the "$1,000,000 and over" column.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.